February 14, 2011

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:           Mr. Kieran G. Brown

Re:
Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of DWS Short Duration Fund (the “Fund”), a Series of DWS Income Trust (the “Trust”) (Registration Nos. 002-91577; 811-04049) (the “Registration Statement”)

To the Commission:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment relates solely to the Fund and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 15, 2011.  No fees are required in connection with this filing.

The Amendment is being filed principally to reflect (i) a change in the Fund’s name to DWS Ultra-Short Duration Fund; and (ii) related changes to the Fund’s investment objective and investment policies.  The Amendment has been electronically coded to show changes from the Fund’s Class A, B, C, S and Institutional Class Prospectus and Statement of Additional Information filed with the Commission on February 1, 2011 in Post-Effective Amendment No. 52 for the Fund.

Please call me at your earliest convenience if you have any questions or comments.  My telephone number is 617-295-3011.

Sincerely yours,

                    /s/James M. Wall
James M. Wall, Esq.
Director & Senior Counsel
Deutsche Asset Management

cc:           John Marten, Esq., Vedder Price LLC